Property and equipment (Tables)	6 Months Ended
Feb. 29, 2024
Property and equipment.
Schedule of property and equipment

	Machinery
	and	Rolling	Computer		Leasehold	Boat
	equipment	stock	equipment	Moulds	improvements	rental fleet	Total
	$	$	$	$	$	$	$
Cost
Balance at August 31, 2022	333,084	118,664	21,032	911,924	264,356	971,477	2,620,537
Additions	62,409	69,029	565	30,501	97,699	678,599	938,802
Disposals	—	(136,072)	—	—	—	(499,770)	(635,842)
Transferred from Right-of-use assets	—	—	3,646	—	—	41,161	44,807
Currency translation	—	(2,347)	—	—	—	(70,115)	(72,462)
Balance at August 31, 2023	395,493	49,274	25,243	942,425	362,055	1,121,352	2,895,842
Additions	29,196	3,087	—	—	10,000	204,847	247,130
Disposals	—	(6,213)	—	—	—	—	(6,213)
Transferred to Inventories[1]	—	—	—	—	—	(153,341)	(153,341)
Currency translation	—	—	—	—	—	(9)	(9)
Balance at February 29, 2024	424,689	46,148	25,243	942,425	372,055	1,172,849	2,983,409

Accumulated depreciation
Balance at August 31, 2022	197,804	29,999	12,803	73,028	44,505	43,416	401,555
Depreciation	31,495	25,875	4,485	37,696	69,332	72,163	241,046
Disposal	—	(21,864)	—	—	—	(38,821)	(60,685)
Balance at August 31, 2023	229,299	34,010	17,288	110,724	113,837	76,758	581,916
Depreciation	17,628	2,193	2,038	18,846	43,398	45,923	130,026
Disposals	—	(3,655)	—	—	—	—	(3,655)
Transferred to Inventories[1]	—	—	—	—	—	(21,177)	(21,177)
Balance at February 29, 2024	246,927	32,548	19,326	129,570	157,235	101,504	687,110

Net carrying amount
As at August 31, 2023	166,194	15,264	7,955	831,701	248,218	1,044,594	2,313,926
As at February 29, 2024	177,762	13,600	5,917	812,855	214,820	1,071,345	2,296,299

[1]The Company sells routinely electric boats that are held for rental in the normal course of its operations. Such electric boats are transferred to inventories at their carrying amount when they cease to be rented and become held for sale. The proceeds from these sales are recognized as revenues and presented in cash flow from operating activities, as well as the cash outflows to manufacture these boats.